                                GJMB Growth Fund

                       Fund Report dated December 31, 2001

Dear Fellow Shareholders:

         While we continue to be encouraged about the long term outlook for equity markets, we are maintaining a cautious stance in the short term, evidenced by our above average cash balance in the portfolio. We believe that the Federal Reserve has done almost all that they can to re-stimulate our economy and it is now up to American businesses to uphold their end of the bargain and begin to make capital expenditures in their infrastructure. It is our feeling that we are nearing an economic upturn and we are continually upgrading the holdings in our portfolio to best reflect our view.

         During 2001 the market reacted dramatically to the realization that the earnings outlook of twelve months ago was obviously too optimistic. We also were all shocked by the events of September 11th , yet have been encouraged by the market's resilience in the ensuing months. We believe in the concept of long term investing and therefore tend to look beyond the current days event's for potential long term opportunities. Sometimes, the best opportunities are found as a result of the near-sighted nature of others in the investing arena. We try to take advantage of pricing opportunities in the quality companies, which we are enthusiastic about holding, with the hope that they will be next year's successes for our fund.

         Although we are currently maintaining a moderate cash balance, it is our belief that investors who focus on the long term will be well compensated by owning stock in those companies that have a combinations of a proven track record of rewarding their shareholders and the financial fundamentals generally required to support future growth. We feel that the companies listed in our "Ten Largest Equity Holdings" are very representative of our total fund holdings.

    We appreciate your continued confidence in our investment strategy.

    Best regards,



    Thomas S. Jones                                     Christopher E. Morphy
    Principal - Gamble, Jones, Morphy & Bent            Principal - Gamble, Jones, Morphy & Bent



Fund Performance



     Returns for the Periods Ended December 31, 2001
                                                                                     Average Annual Total
                                     6 Months                   12 Months           Return Since Inception
Fund/Index                         Actual Return              Actual Return           (December 31, 1998)
GJMB Growth Fund                      -2.93%                     -11.42%                     0.39%
S&P 500 Index                         -5.55%                     -11.88%                    -1.42%

Comparison of the Change in Value of a $200,000 investment in the GJMB Growth Fund and the unmanaged S&P 500 Index.

                               The Fund         S&P 500 Index


           12/31/98            200,000           200,000
            3/31/99            206,600           203,175
            6/30/99            220,400           207,185
            9/30/99            216,000           210,735
           12/31/99            251,177           242,076
            3/31/00            256,401           247,620
            6/30/00            254,794           241,043
            9/30/00            248,565           238,706
           12/31/00            228,434           220,042
            3/31/01            201,989           193,962
            6/30/01            208,444           205,289
            9/30/01            183,664           175,173
           12/31/01            202,342           193,892



This chart shows the value of a hypothetical initial investment of $200,000 in the Fund and the S&P 500 Index on December 31, 1998 and held through December 31, 2001. The S&P 500 Index is widely recognized unmanaged indices of common stock prices and is representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio Overview (as of December 31, 2001)
Industry Sector Weightings                                                  Ten Largest Equity Holdings
--------------------------                                                  ---------------------------
Information Technology                 15.0%               Home Depot, Inc.                         3.0%
Financials                             11.7%               The Boeing Co.                           3.0%
Health Care                             9.7%               Honeywell International, Inc.            2.9%
Industrials                             8.7%               Kimberly-Clark Corp.                     2.9%
Consumer Discretionary                  8.2%               General Electric Co.                     2.8%
Consumer Staples                        8.1%               Walt Disney Co.                          2.8%
Telecommunication Services              6.6%               The Coca-Cola Co.                        2.7%
Energy                                  2.5%               Proctor & Gamble Co.                     2.6%
Cash Equivalents                       29.5%               U.S. Bancorp                             2.5%
                                                           Royal Dutch Petroleum Co.                2.4%
Total                                 100.0%               Total                                   27.6%


GJMB Growth Fund
Schedule of Investments - December 31, 2001


Common Stocks - 70.5%                                                Shares                          Value

Aircraft - 3.0%
The Boeing Co.                                                             9,200                      $ 356,776
                                                                                               -----------------
                                                                                               -----------------
Beverages - 2.7%
The Coca-Cola Co.                                                          7,000                        330,050
                                                                                               -----------------
                                                                                               -----------------
Biological Products ( No Diagnostic Substances) - 2.2%
Amgen Inc. (a)                                                             4,500                        253,980
                                                                                               -----------------
                                                                                               -----------------
Computer & Office Equipment - 1.5%
Hewlett-Packard Co.                                                        9,000                        184,860
                                                                                               -----------------
                                                                                               -----------------
Computer Communications Equipment - 1.5%
Cisco Systems, Inc. (a)                                                   10,000                        181,100
                                                                                               -----------------
                                                                                               -----------------
Computer Storage Devices - 1.4%
EMC Corp. (a)                                                             12,000                        161,280
                                                                                               -----------------
                                                                                               -----------------
Electronic Computers - 1.5%
Sun Microsystems, Inc. (a)                                                15,000                        184,500
                                                                                               -----------------
                                                                                               -----------------
Financial Services - 2.2%
Morgan Stanley Dean Witter & Co.                                           4,700                        262,918
                                                                                               -----------------
                                                                                               -----------------
Fire, Marine & Casualty Insurance - 2.3%
American International Group, Inc.                                         3,500                        277,900
                                                                                               -----------------
                                                                                               -----------------
Instruments for Measurement & Testing
  of Electricity & Electric Signals - 1.6%
Agilent Technologies, Inc. (a)                                             6,500                        185,315
                                                                                               -----------------
                                                                                               -----------------
Motor Vehicle Parts & Accessories - 2.9%
Honeywell International, Inc.                                             10,300                        348,346
                                                                                               -----------------
                                                                                               -----------------
Motor Vehicles & Passenger Car Body Manufacturing - 2.4%
Ford Motor Co.                                                            18,500                        290,820
                                                                                               -----------------
                                                                                               -----------------
National Commercial Banks - 7.2%
Bank of America Corp.                                                      4,500                        283,275
Citigroup, Inc.                                                            5,500                        277,640
U.S. Bancorp                                                              14,547                        304,469
                                                                                               -----------------
                                                                                               -----------------
                                                                                                        865,384
                                                                                               -----------------
                                                                                               -----------------
Oil & Gas - 2.4%
Royal Dutch Petroleum Co. (c)                                              6,000                        294,120
                                                                                               -----------------
                                                                                               -----------------





See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments - December 31, 2001 (Continued)

Common Stocks - 70.5% (continued)                                    Shares                          Value

Paper Mills - 2.9%
Kimberly-Clark Corp.                                                       5,800                      $ 346,840
                                                                                               -----------------
                                                                                               -----------------
Pharmaceutical Preparations - 7.5%
American Home Products Corp.                                               4,100                        251,576
Bristol-Myers Squibb Co.                                                   4,600                        234,600
Merck & Co., Inc.                                                          4,000                        235,200
Pfizer, Inc.                                                               4,600                        183,310
                                                                                               -----------------
                                                                                               -----------------
                                                                                                        904,686
                                                                                               -----------------
                                                                                               -----------------
Prepackaged Software - 3.1%
Microsoft Corp. (a)                                                        2,900                        192,125
Oracle Corp. (a)                                                          13,000                        179,530
                                                                                               -----------------
                                                                                               -----------------
                                                                                                        371,655
                                                                                               -----------------
                                                                                               -----------------
Radio & TV Broadcasting & Communications Equipment - 1.5%
Motorola, Inc.                                                            12,000                        180,240
                                                                                               -----------------
                                                                                               -----------------

Radio Telephone Communications - 3.3%
AT&T Wireless Services, Inc. (a)                                          14,500                        208,365
Vodafone Group PLC (c)                                                     7,500                        192,600
                                                                                               -----------------
                                                                                               -----------------
                                                                                                        400,965
                                                                                               -----------------
                                                                                               -----------------
Retail - Lumber & Other Building Materials Dealers - 3.0%
Home Depot, Inc.                                                           7,000                        357,070
                                                                                               -----------------
                                                                                               -----------------

Semiconductor & Related Devices - 3.0%
Intel Corp.                                                                6,000                        188,700
Texas Instruments, Inc.                                                    6,000                        168,000
                                                                                               -----------------
                                                                                               -----------------
                                                                                                        356,700
                                                                                               -----------------
                                                                                               -----------------
Services - Computer Integrated Systems Designs - 2.8%
General Electric Co.                                                       8,400                        336,672
                                                                                               -----------------
                                                                                               -----------------

Services-Miscellaneous Amusement & Recreation - 2.8%
Walt Disney Co.                                                           16,000                        331,520
                                                                                               -----------------
                                                                                               -----------------

Soap, Detergents, Cleaning Preparations,
  Perfumes & Cosmetics - 2.6%
Procter & Gamble Co.                                                       4,000                        316,520
                                                                                               -----------------
                                                                                               -----------------

Telephone Communications (No Radio Telephone) - 3.2%
AT&T Corp.                                                                11,000                        199,540
WorldCom Group (a)                                                        13,500                        190,080
                                                                                               -----------------
                                                                                               -----------------
                                                                                                        389,620
                                                                                               -----------------
                                                                                               -----------------

TOTAL COMMON STOCKS (Cost $9,497,721)                                                                 8,469,837
                                                                                               -----------------
                                                                                               -----------------

See accompanying notes which are an integral part of the financial statements.



GJMB Growth Fund
Schedule of Investments - December 31, 2001 (Continued)

                                                                    Principal
                                                                     Amount                          Value
Money Market Securities - 29.5%
Huntington Money Fund - Investment A - 0.94% (b)                       3,537,269                    $ 3,537,269
                                                                                               -----------------
                                                                                               -----------------
Cost ($3,537,269)

TOTAL INVESTMENTS - 100.0% (Cost $13,034,990)                                                        12,007,106
                                                                                               -----------------
                                                                                               -----------------
Liabilities in excess of other assets - 0.0%                                                                711
                                                                                               -----------------
                                                                                               -----------------
TOTAL NET ASSETS - 100.0%                                                                          $ 12,007,817
                                                                                               =================
                                                                                               =================




(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2001 (c) American Depositary Receipt


See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Assets & Liabilities
December 31, 2001

Assets
Investment in securities (cost $13,034,990)                                                 $ 12,007,106
Dividends receivable                                                                               9,859
Interest receivable                                                                                3,041
                                                                                      -------------------
   Total assets                                                                               12,020,006
                                                                                      -------------------
Liabilities
Accrued investment advisory fee                                                                 $ 12,189
                                                                                      -------------------
   Total liabilities                                                                              12,189
                                                                                      -------------------
Net Assets                                                                                  $ 12,007,817
                                                                                      ===================
Net Assets consist of:
Paid in capital                                                                             $ 13,761,414
Accumulated net realized loss on investments                                                    (725,713)
Net unrealized depreciation on investments                                                    (1,027,884)
                                                                                      -------------------

Net Assets,  for 1,243,322 shares                                                           $ 12,007,817
                                                                                      ===================

Net Asset Value

Net Assets
Offering price and redemption price per share ($12,007,817/1,243,322)                             $ 9.66
                                                                                      ===================


See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Operations
for the period ended December 31, 2001 (a)

Investment Income
Dividend income                                                                                    $ 59,785
Interest income                                                                                      28,943
                                                                                         -------------------
Total Income                                                                                         88,728

Expenses
Investment advisory fee                                                                            $ 72,498
Trustee expense                                                                                       1,040
                                                                                         -------------------
Total expenses before reimbursement                                                                  73,538
Reimbursed expenses                                                                                  (1,040)
                                                                                         -------------------
Total operating expenses                                                                             72,498
                                                                                         -------------------

Net Investment Income (Loss)                                                                         16,230
                                                                                         -------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                  (689,364)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                         280,375
                                                                                         -------------------
Net realized and unrealized gain (loss) on investment securities                                   (408,989)
                                                                                         -------------------

Net increase (decrease) in net assets resulting from operations                                  $ (392,759)
                                                                                         ===================



(a) The Fund elected to change its fiscal year to December 31. The figures shown are for the short year (July 1, 2001 through December 31, 2001).

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Changes in Net Assets



                                                                           Period ended               Year ended
                                                                        December 31, 2001   (a)      June 30, 2001
                                                                       ---------------------     ----------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                    $ 16,230                   $ 53,687
   Net realized gain (loss) on investment securities                               (689,364)                   (57,455)
   Change in net unrealized appreciation (depreciation)                             280,375                 (2,682,685)
                                                                       ---------------------     ----------------------
   Net increase (decrease) in net assets resulting from operations                 (392,759)                (2,686,453)
                                                                       ---------------------     ----------------------
Distributions to shareholders
   From net investment income                                                       (55,707)                   (59,414)
   From net realized gains                                                          (13,468)                  (380,299)
                                                                       ---------------------     ----------------------
   Total distributions                                                              (69,175)                  (439,713)
                                                                       ---------------------     ----------------------
Capital Share Transactions
   Proceeds from shares sold                                                        259,944                  3,640,631
   Reinvestment of distributions                                                     68,431                    437,453
   Amount paid for shares repurchased                                              (555,291)                (1,222,476)
                                                                       ---------------------     ----------------------
   Net increase (decrease) in net assets resulting
      from capital share transactions                                              (226,916)                 2,855,608
                                                                       ---------------------     ----------------------
Total increase (decrease) in net assets                                            (688,850)                  (270,558)
                                                                       ---------------------     ----------------------

Net Assets
   Beginning of period                                                           12,696,667                 12,967,225
                                                                       ---------------------     ----------------------
   End of period [including accumulated undistributed net
      investment income (loss) of $0, and $27,850, respectively]               $ 12,007,817               $ 12,696,667
                                                                       =====================     ======================


Capital Share Transactions
   Shares sold                                                                       26,914                    321,049
   Shares issued in reinvestment of distributions                                     7,143                     40,752
   Shares repurchased                                                               (58,963)                  (115,962)
                                                                       ---------------------     ----------------------

   Net increase (decrease) from capital transactions                                (24,906)                   245,839
                                                                       =====================     ======================



(a) The Fund elected to change its fiscal year to December 31. The figures shown are for the short year (July 1, 2001 through December 31, 2001).


See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Financial Highlights




                                            Period ended            Year ended           Year ended          Period ended
                                          December 31, 2001 (d)   June 30, 2001         June 30, 2000         June 30, 1999 (a)
                                          ------------------     -----------------     ----------------     ----------------------
Selected Per Share Data
Net asset value, beginning of period                $ 10.01               $ 12.68              $ 11.02              $ 10.00
                                          ------------------     -----------------     ----------------     ----------------
Income from investment operations
   Net investment income                               0.01                  0.05                 0.05                 0.02
   Net realized and unrealized gain (loss)            (0.30)                (2.33)                1.67                 1.00
                                          ------------------     -----------------     ----------------     ----------------
Total from investment operations                      (0.29)                (2.28)                1.72                 1.02
                                          ------------------     -----------------     ----------------     ----------------
Less distributions:
   From net investment income                         (0.05)                (0.05)               (0.02)                0.00
   From net realized gains                            (0.01)                (0.34)               (0.04)                0.00
                                                                                       ----------------     ----------------
                                          ------------------     -----------------     ----------------     ----------------
Total distributions                                   (0.06)                (0.39)               (0.06)                0.00
                                          ------------------     -----------------     ----------------     ----------------

Net asset value, end of period                       $ 9.66               $ 10.01              $ 12.68              $ 11.02
                                          ==================     =================     ================     ================

Total Return                                          (2.93)(c)            (18.19)%             15.61%               10.20% (c)

Ratios and Supplemental Data
Net assets, end of period (000)                     $12,008               $12,697              $12,967               $6,502
Ratio of expenses to average net assets               1.20% (b)             1.20%                1.20%                1.20% (b)
Ratio of expenses to average net assets
   before reimbursement                               1.22% (b)             1.23%                1.22%                1.25% (b)
Ratio of net investment income to
   average net assets                                 0.27% (b)             0.40%                0.40%                0.34% (b)
Ratio of net investment income to
   average net assets before reimbursement            0.25% (b)             0.38%                0.38%                0.28% (b)
Portfolio turnover rate                              40.72%                59.92%               16.99%               24.26%


(a) December 31, 1998 (commencement of operations) to June 30, 1999. (b) Annualized (c) For a period of less than a full year, the total return is not annualized. (d) The Fund elected to change its fiscal year to December 31. The figures shown are for the short year (July 1, 2001 through December 31, 2001).

See accompanying notes which are an integral part of the financial statements.

                                GJMB Growth Fund
                          Notes to Financial Statements
                                December 31, 2001

NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on October 22, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent (the "Advisor"). The Board of Trustees approved a change in the fiscal year-end of the Fund from June 30 to December 31. Accordingly, the financial statements of the Fund are presented for the six-month period ended December 31, 2001.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Fund's Advisor the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. At December 31, 2001 loss carryovers totaled $488,248 expiring in 2009.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

                                GJMB Growth Fund
                          Notes to Financial Statements
                          December 31, 2001 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund Advisor is Gamble, Jones, Morphy & Bent. Thomas S. Jones, President of the Advisor, and Christopher E. Morphy, Corporate Secretary of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the executive committee of the Advisor. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is actively involved in determining the overall make-up of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six month period ended December 31, 2001 the Advisor earned a fee of $72,498 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested person Trustees through October 31, 2004. For the six month period ended December 31, 2001, the Advisor reimbursed Trustees' expenses of $1,040.

     The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to the distributor during the fiscal period ended December 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the period ended December 31, 2001, purchases and sales of investment securities, other than short term investments, aggregated $3,813,480 and $4,913,326, respectively. As of December 31, 2001, the gross unrealized appreciation for all securities totaled $556,876 and the gross unrealized depreciation for all securities totaled $1,584,760 for a net unrealized depreciation of $1,027,884. The aggregate cost of securities for federal income tax purposes at December 31, 2001 was $13,293,561, including wash sales of $258,571.

                                GJMB Growth Fund
                          Notes to Financial Statements
                          December 31, 2001 - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2001, Charles Schwab & Co. held 94.38% of the outstanding Fund shares in an omnibus account for the benefit of others.

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
GJMB Growth Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the GJMB Growth Fund, including the schedule of portfolio investments, as of December 31, 2001, and the related statement of operations for the period then ended, the statements of changes in net assets for each of the two periods indicated in the period then ended, and the financial highlights for the period of July 1, 2001 to December 31, 2001 (change in accounting period), for each of the two years in the periods then ended and for the period of December 31, 1998 (commencement of operations) to June 30, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GJMB Growth Fund as of December 31, 2001, the results of its operations for the period then ended, the changes in net assets for each of the periods indicated in the period then ended, and the financial highlights for July 1, 2001 to December 31, 2001 (change in accounting period), each of the two years in the periods then ended and for the period of December 31, 1998 (commencement of operations) to June 30, 1999 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 18, 2002

                   Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             16
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                      None
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             16
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------





         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 34
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee               Secretary since
Southlake, Texas  76092                                                        1995
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------


----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------
* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor.

** As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-888-912-4562.


A R I S T O N
-----------------------
                                        Ariston Capital Management Corporation
                                              40 Lake Bellevue Drive Suite 220
                                                    Bellevue, Washington 98005
                                                      Telephone (425) 454-1600
                                                            Fax (425) 455-2534
              ARISTON CONVERTIBLE SECURITIES FUND
              ARISTON INTERNET CONVERTIBLE FUND
                        ANNUAL REPORT



Dear Fellow Shareholders:

We will remember the Year 2001 as "annus horribilis" (the horrible year). Please refer to the Management Discussion and Analysis of Fund Performance in the annual report for performance comparisons for both Funds for the year ended December 31, 2001.

We appreciate your support and confidence in us. We will continue to work hard for our communal investment success. We always welcome the opportunity to discuss any question you may have about your investment.

Sincerely,




Richard B. Russell
President
February, 2002




For a prospectus and more information, including charges and expenses, call toll free 1-888-387-2273. The prospectus should be read carefully before investing. Past performance does not guarantee future results. The material contains forward-looking statements regarding the intent, beliefs, or current expectations of the author. Such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

                                                                         3 Years         5 Years         10 Years
                                                                         --------        --------        --------
                                                           1 Year       Annualized      Annualized       Annualized
------------------------------------------------------- ------------- --------------- ---------------- ---------------
Ariston Convertible Securities Fund                       -26.23%         +7.45%           +7.46           +8.06
------------------------------------------------------- ------------- --------------- ---------------- ---------------
Standard & Poor's 500 Index (unmanaged)                   -11.88%         -1.03%          +10.70%         +12.94%
------------------------------------------------------- ------------- --------------- ---------------- ---------------
NASDAQ Composite Index(unmanaged)                         -21.05%         -3.83%          +8.86%          +13.46%
------------------------------------------------------- ------------- --------------- ---------------- ---------------
Lehman Brothers Government Credit Bond Index
(unmanaged)                                                +8.51%         +5.89%          +7.37%           +7.27%
------------------------------------------------------- ------------- --------------- ---------------- ---------------
Russell 2000 Index (unmanaged)                             +2.49%         +6.42%          +7.52%          +11.52%


                                                                        Average
                                                                         Annual
                                                                      Since April
                                                                        30, 2000
                                                           1Year       Inception
------------------------------------------------------ ------------- ----------------
Ariston Internet Convertible Fund                         -33.53%         -48.73%
------------------------------------------------------- ------------- ----------------
NASDAQ Composite Index (unmanaged)                        -21.05%         -49.48%
------------------------------------------------------- ------------- ----------------
AMEX Internet Index (unmanaged)                           -47.81%         -71.51%
------------------------------------------------------- ------------- ----------------
Dow Jones Internet Index (unmanaged)                      -54.36%         -79.23%
------------------------------------------------------- ------------- ----------------
Sources: Lipper Analytical Services, Inc. & Wiesenberger, a Thomson Financial Company.

                           Ariston       Lehman Brothers        Russell
                         Covertible      Government Credit       2000
                         Securities          Bond Index         Index
                            Fund              $20,179           $18,837
                         - $21,415
                         -----------     ----------------   ---------------

    1991 4th Quarter      10,000              10,000             10,000
    1992 1st Quarter       9,862               9,850             10,751
         2nd Quarter       9,361              10,249             10,018
         3rd Quarter      10,036              10,750             10,304
         4th Quarter      11,282              10,758             11,843
    1993 1st Quarter      11,667              11,259             12,347
         2nd Quarter      10,897              11,598             12,616
         3rd Quarter      11,693              11,983             13,719
         4th Quarter      12,020              11,948             14,080
    1994 1st Quarter      11,585              11,572             13,705
         2nd Quarter      11,364              11,428             13,171
         3rd Quarter      11,848              11,485             14,085
         4th Quarter      12,177              11,528             13,823
    1995 1st Quarter      12,598              12,102             14,460
         2nd Quarter      12,805              12,887             15,815
         3rd Quarter      13,818              13,134             17,378
         4th Quarter      14,445              13,746             17,755
    1996 1st Quarter      15,228              13,424             18,660
         2nd Quarter      14,857              13,487             19,593
         3rd Quarter      15,587              13,724             19,660
         4th Quarter      15,151              14,144             20,682
    1997 1st Quarter      14,397              14,023             19,613
         2nd Quarter      15,872              14,533             22,792
         3rd Quarter      17,229              15,042             26,184
         4th Quarter      17,145              15,525             25,306
    1998 1st Quarter      18,588              15,761             27,850
         2nd Quarter      18,066              16,174             26,549
         3rd Quarter      15,168              16,974             21,202
         4th Quarter      17,504              16,998             24,660
    1999 1st Quarter      17,618              16,794             23,321
         2nd Quarter      20,683              16,611             26,948
         3rd Quarter      20,342              16,697             25,245
         4th Quarter      34,065              16,629             29,821
    2000 1st Quarter      37,363              17,074             31,933
         2nd Quarter      33,178              17,322             30,726
         3rd Quarter      37,156              17,819             31,067
         4th Quarter      29,034              18,598             28,920
    2001 1st Quarter      20,898              19,193             21,629
         2nd Quarter      23,500              19,251             25,401
         3rd Quarter      17,437              20,167             17,616
         4th Quarter      21,415              20,179             18,837

This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund, the Lehman Brothers Government Credit Bond Index and the Russell 2000 Index on December 31, 1991 and held through December 31, 2001. The Lehman Brothers Government Credit Bond Index is a widely recognized unmanaged index of Government bonds. The Russell 2000 Index is a widely recognized unmanaged index of common stock prices. These indices are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in any index. Performance figures reflect the change in value of the stocks and bonds in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
                         Ariston            AMEX        NASDAQ       Dow Jones
                        Internet            Internet    Composite    Internet
                        Convertible         Holdings    Index        Stock
                        Securities          $2,849      $5,072       Index
                        Fund                                        $2,077
                        $5,125
                         -----------     -------------  ---------    ---------
             5/1/00        10,000            10,000     10,000        10,000
            5/31/00         8,670             8,225      8,811         8,013
            6/30/00         9,490             9,669     10,277         9,608
            7/31/00         9,160             9,491      9,761         8,870
            8/31/00        10,630            10,789     10,902        10,729
            9/30/00        10,310             9,810      9,521         9,567
           10/31/00         9,590             8,569      8,736         7,649
           11/30/00         7,580             6,157      6,737         4,904
           12/31/00         7,710             5,458      6,408         4,551
            1/31/01         8,360             6,070      7,193         5,071
            2/28/01         6,170             4,200      5,583         3,177
            3/31/01         5,390             3,269      4,776         2,324
            4/30/01         6,310             3,897      5,493         2,922
            5/31/01         6,120             3,816      5,480         2,929
            6/30/01         5,990             3,688      5,613         2,815
            7/31/01         5,360             3,285      5,265         2,275
            8/31/01         4,890             2,609      4,691         1,764
            9/30/01         4,240             1,997      3,895         1,297
           10/31/01         4,750             2,341      4,393         1,545
           11/30/01         5,010             2,879      5,019         1,962
           12/31/01         5,125             2,849      5,072         2,077



This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund, the AMEX Internet Holdings Index, the Dow Jones Internet Index and the NASDAQ Composite Index on April 30, 2000 (Fund inception) and held through December 31, 2001. The AMEX Internet Holdings Index, the Dow Jones Internet Index and the NASDAQ Composite Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in any index. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Last years performance was very disappointing. We did not fully anticipate the abnormal confluence of events that led to the most severe bear market in a generation. The first global recession since the early 1970's, an unprecedented technology inventory correction, and the disruptive paradigm shift toward internet computing platforms were all finally trumped by the September 11 tragedy. To make matters worse, our investment style concentrates on carefully chosen strategically positioned growth companies. Since earnings growth was totally out-of-favor last year, this strategy lagged badly. Value strategies produced the best relative returns last year, for the first time since the middle 1980's. Growth and value strategies tend to compete with one another. Value stocks tend to be defensive plays that perform best in weak market periods. When the market improves, growth-oriented companies take the lead. During the economic recovery investors should again focus more on earnings growth and less on tangible balance sheet asset analysis, which drives value strategies.

Investors in the aggregate are always wrong at critical market turning points. They are euphoric at market tops and depressed at market bottoms.

Euphoria ruled at the top in early 2000 and investor's emotions progressed downward along with the bear market until unmistakable signs of capitulation occurred coincident with the April 2001 bottom. In late August 2001 this bottom was being retested with predictable investor despondency. Then the September 11 disaster hit closing the market for several days. The massive panic selling that briefly followed created capitulation of historic proportions with a historic bottom on September 21. We believe this market low was a very major, epic market bottom similar to the major lows in 1982, 1974, 1938 and 1932. The Enron debacle, the Tyco meltdown, and the related accounting psychosis are currently causing a partial retest of last September's bottom corresponding to the depression phase of the cycle of market emotions.

It is human nature during a period of disillusionment to let one's dour emotions rule and those emotions are normally governed by recent events. The unending negative drumbeat in the media further tends to amplify this tendency, but the markets are forward looking and they discount events before they are obvious to the majority.

There are many reliable historical indicators measuring the economic relationships that drive the investment cycles. Currently, the reality is that they are unequivocally bullish for the stock market and economy going forward.

The best and most important indicators of future market and economic activity are those that measure monetary trends. These monetary indicators are as bullish as any time in history. The Federal Reserve has slashed short-term interest rates by 73% to the lowest level in four decades. It has been flooding the economy with liquidity. The money supply has been growing at skyrocketing rates. Inevitably, all this stimulus will kick in.

Almost all of this growing ocean of excess of monetary liquidity has been diverted into the bomb shelter - money market funds. Last year money market fund assets grew by a whopping $440 billion to $2.24 trillion. Money market inflows topped any full year's inflows into stock funds ever. For every one dollar inflow into stock funds, ten dollars got stashed in money market funds. This has happened despite the fact that the return on taxable money funds dropped to 1.6% versus 6.0% one year earlier. Money market funds are now providing a negative return after inflation and taxes.

With another $2.3 trillion hiding in bank savings accounts with similar minuscule yields, there is a growing ocean of liquidity creating an explosive bullish mix.

The pessimistic bearish argument generally centers on the idea that growth stocks (particularly technology stocks) "are still expensive."

This argument just does not make any sense whatsoever. Intuitively, stock valuations should be more compelling at NASDAQ 1,800 then they were at NASDAQ 5,000. The mistake being made is to value stocks on depressed current or past-year earnings or to project these earnings levels ahead. Stocks need to be valued on long-term earnings potential and that is not happening now.

We do not need a huge bolt of demand to get commensurate earnings growth. We should get a disproportionate amount of earnings growth going forward with only a modest increase in demand. This is because of the highly leveraged business models of the leading growth companies. The leverage in profit margins worked against these growth companies in the downturn with their earnings taking a big hit. But now, at the bottom, profit margins should increase far out of proportion to even a modest increase in demand. We expect to see companies clobbering Wall Street earning estimates as this recovery gets going.

When economic growth resumes, it is going to impact some parts of the economy before others. When the overall economy is growing at 2%-4%, some of the fastest growing industries will be growing at 8%-12% and some of the leading companies in those industries will be expanding at 20%-50%. We beleive growth areas are in productivity enhancing industries: technology related, service outsourcing and health sciences (especially biotechnology). They will be the primary beneficiaries of this new economic expansion. Our portfolios are invested in leading companies of these growth industries. Conversely, the laggards will be the productivity retarding industries: industrial cyclicals and commodity producers. These laggards tend to be the investment domain of the value investor.

To summarize:  It is not a case that the best is over.  The best is yet to come.

Ariston Convertible Securities Fund
Schedule of Investments - December 31, 2001

                                                                    Principal
CONVERTIBLE BONDS - 58.2%                                            Amount                     Value
Biological Products (No Diagnostic Substances) - 2.8%
Gilead Sciences, Inc., 5.00% 12/15/2007                                 $ 185,000               $ 287,213
                                                                                           ---------------

Computer Services/Data Processing - 5.2%
Automatic Data Processing, Inc., 0.00%, 02/20/2012                        350,000                 539,000
                                                                                           ---------------

Computer Storage Devices - 4.9%
Veritas Software Corp., 1.856%, 08/13/2006                                380,000                 501,600
                                                                                           ---------------

Electronic Components - 4.2%
Celestica, Inc., 0.00%, 08/01/2020                                      1,000,000                 428,950
                                                                                           ---------------

Pharmaceutical Preparations - 8.3%
Cephalon, Inc., 5.25% 5/1/2006                                            350,000                 429,625
Elan Finance Corp. Ltd., 0.00%, 12/14/2008                                600,000                 425,250
                                                                                           ---------------
                                                                                                  854,875
Printed Circuit Boards - 5.8%
Sanmina Corp., 4.25%, 05/01/2004                                          550,000                 603,625
                                                                                           ---------------

Semiconductors & Related Devices - 17.7%
International Rectifier Corp., 4.25%, 07/15/2007 (b)                      770,000                 635,281
Nvidia Corp., 4.75%, 10/15/2007                                           365,000                 609,094
Semtech Corp., 4.50%, 2/01/2007                                           525,000                 573,615
                                                                                           ---------------
                                                                                                1,817,990
                                                                                           ---------------
Services Computer Programing Services - 4.5%
BEA Systems, Inc., 4.00%, 12/15/2006 (b)                                  550,000                 465,382
                                                                                           ---------------

Services - Prepackaged Software  - 4.8%
Siebel Systems Inc., 5.50%, 9/15/2006                                     350,000                 495,250
                                                                                           ---------------

TOTAL CONVERTIBLE BONDS
   (Cost $5,995,949)                                                                            5,993,885
                                                                                           ---------------

COMMON STOCKS - 41.8%                                                Shares                    Value

Biological Products - 15.9%
Genzyme Corp. (a)                                                          27,300              $1,634,178
                                                                                           ---------------

Radio & TV Broadcasting & Communications - 9.5%
Qualcomm, Inc. (a)                                                         19,269                 973,084
                                                                                           ---------------

Semiconductors  & Related Devices - 16.4%
Analog Devices, Inc. (a)                                                   38,000               1,686,820
                                                                                           ---------------
TOTAL COMMON STOCKS
   (Cost $1,080,962)                                                                            4,294,082
                                                                                           ---------------

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Schedule of Investments - December 31, 2001 - continued


Call Options - 0.0%                                             Shares Subject to Call         Value
NASDAQ 100 @ 70 Expires 1/19/02                                             7,000               $ 525                525
NASDAQ 100 @ 70 Expires 1/18/03                                             5,500               2,200
                                                                                           ---------------
                                                                                           ---------------
        (Cost $233,881)                                                                         2,725
                                                                                           ---------------

TOTAL INVESTMENTS - 100.0%
   (Cost $7,310,792)                                                                           10,290,692
                                                                                           ---------------
Other assets less liabilities - 0.0%                                                                2,168
                                                                                           ---------------
TOTAL NET ASSETS - 100.0%                                                                     $10,292,860
                                                                                           ===============



(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2001 the value of these securities amounted to $1,100,663 or 10.7% of net assets.

See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Schedule of Investments - December 31, 2001

                                                                      Principal
CONVERTIBLE BONDS - 85.4%                                                Amount                             Value
Electronic Components - 6.1%
Celestica, Inc., 0.00%, 8/01/2020                          $               75,000                           $ 32,171
                                                                                                         ------------

Electonic Components & Accessories - 4.1%
Vishay Intertechnology, Inc., 0.00% 06/04/2021 (b)                         40,000                             21,400
                                                                                                         ------------

Finance Services - 3.3%
First Data Corp., 2.00% 3/01/2008                                          15,000                             17,475
                                                                                                         ------------

Printed Circuit Boards - 11.5%
Jabil Circuit, Inc., 1.75%, 05/15/2021                                     25,000                             23,875
Sanmina Corp., 4.25%, 05/01/2004                                           20,000                             21,950
Sprint PCS Group, 4.00% 11/15/2029                                         20,000                             14,925
                                                                                                         ------------
                                                                                                         ------------
                                                                                                              60,750
                                                                                                         ------------
Semiconductors & Related Devices Manufacturing - 32.1%
Atmel Corp., 0.00%, 04/21/2018                                             30,000                             15,225
International Rectifier Corp.:
   4.25%, 7/15/2007                                                        10,000                              8,250
   4.25%, 7/15/2007 (b)                                                    30,000                             24,751
Lattice Semiconductor, Inc., 4.75% 11/01/2006                              15,000                             18,038
LSI Logic Corp., 4.25% 11/01/2006                                          25,000                             28,531
Nvidia Corp., 4.75%, 10/15/2007                                            25,000                             41,719
Semtech Corp., 4.50%, 02/01/2007                                           30,000                             32,778
                                                                                                         ------------
                                                                                                         ------------
                                                                                                             169,292
                                                                                                         ------------
Services, Computer Programming Services - 9.8%
Affiliated Computer Services, Inc., 3.50% 02/15/2006                       25,000                             34,875
BEA Systems, Inc., 4.00%, 12/15/2006 (b)                                   20,000                             16,923
                                                                                                         ------------
                                                                                                         ------------
                                                                                                              51,798
                                                                                                         ------------

Services, Prepackaged Software - 18.5%
Citrix Systems, Inc., 0.00% 03/22/2019                                     40,000                             18,450
Siebel Systems, Inc., 5.50%, 9/15/2006                                     20,000                             28,300
Symantec Corp., 3.00% 11/01/2006 (b)                                       20,000                             24,375
Veritas Software Corp., 1.856%, 8/13/2006                                  20,000                             26,400
                                                                                                         ------------
                                                                                                              97,525
                                                                                                         ------------

TOTAL CONVERTIBLE BONDS
    (Cost $491,490)                                                                                          450,411
                                                                                                         ------------

COMMON STOCKS - 13.2%                                                    Shares                             Value
Semiconductors & Related Devices - 4.4%
Analog Devices, Inc. (a)                                                      525                             23,305
                                                                                                         ------------

Printed Circuit Boards - 4.4%
Park Electrochemical Corp. (a)                                                888                             23,443
                                                                                                         ------------

See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Schedule of Investments - December 31, 2001 - continued

COMMON STOCKS - 13.2% - continued                                        Shares                             Value

Radio & TV Broadcasting and Communications - 4.4%
Qualcomm, Inc. (a)                                                            450                           $ 22,725
                                                                                                         ------------

TOTAL COMMON STOCKS
    (Cost $80,353)                                                                                            69,473
                                                                                                         ------------


CALL OPTIONS - 0.4%                                                         Shares Subject to Call          Value
NASDAQ 100 @ 45 Expires 1/18/03                                             5,000                              2,100
NASDAQ 100 @ 70 Expires 1/19/02                                             4,000                                160
NASDAQ 100 @ 70 Expires 1/18/03                                             4,000                                 30
                                                                                                         ------------
                                                                                                         ------------
    (Cost $21,981)                                                                                             2,290
                                                                                                         ------------

                                                                       Principal
                                                                        Amount                              Value
MONEY MARKET SECURITIES - 0.5%
Huntington Money Fund - Investment A
  0.97% (c) (Cost $2,394)                                  $                2,394            $                 2,394
                                                                                                         ------------

TOTAL INVESTMENTS - 99.5%
    (Cost $596,218)                                                                                          524,568
                                                                                                         ------------
Other assets less liabilities - 0.5%                                                                           2,383
                                                                                                         ------------
TOTAL NET ASSETS - 100.0%                                                                                   $526,951
                                                                                                         ============

(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $87,449 or 16.60% of net assets.
(c) Variable rate security; the coupon rate shown represents the rate at December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Ariston Funds
Statement of Assets & Liabilities - December 31, 2001

                                                                                    Aritson             Aritson
                                                                                  Convertible           Internet
                                                                                   Securities         Convertible
                                                                                      Fund                Fund
Assets
Investment in securities (cost $7,310,792 and                                       $10,290,692           $ 524,568
    $596,218, respectively)
Interest receivable                                                                      45,424               3,371
Receivable for securities sold                                                           41,166                   -
Receivable for fund shares sold                                                           5,500                   -
                                                                                ----------------    ----------------
   Total assets                                                                      10,382,782             527,939

Liabilities
Payable to custodian bank                                                                19,798                   -
Payable for fund shares purchased                                                        44,493                   -
Accrued investment advisory fee                                                          18,436                 988
Other accrued liabilities                                                                 7,195                   -
                                                                                ----------------    ----------------
   Total liabilities                                                                     89,922                 988
                                                                                ----------------    ----------------

 Net Assets                                                                         $10,292,860           $ 526,951
                                                                                ================    ================

Net Assets consist of:
Paid in capital                                                                      10,230,823             926,623
Accumulated net realized gain (loss)                                                 (2,917,863)           (328,022)
Net unrealized appreciation (depreciation) on investments                             2,979,900             (71,650)
                                                                                ----------------    ----------------

Net Assets                                                                          $10,292,860           $ 526,951
                                                                                ================    ================
Applicable to 654,967 and 25,702 shares outstanding, respectively


Net asset value, offering and redemption price
    redemption price per share (Elite Shares see Note 1)                                $ 15.72             $ 20.50
                                                                                ================    ================

See accompanying notes which are an integral part of the financial statements.

Ariston Funds
Statement of Operations
For the year ended December 31, 2001

                                                                              Aritson            Aritson
                                                                            Convertible          Internet
                                                                             Securities        Convertible
Investment Income                                                               Fund               Fund
Dividend Income                                                                       $ -            $ 1,363
Interest Income                                                                   234,887             18,439
Accretion of Discount                                                             112,250              3,822
Amortization of Premium                                                          (439,264)           (37,037)
                                                                          ----------------   ----------------
                                                                          ----------------   ----------------
Total Income                                                                      (92,127)           (13,413)
                                                                          ----------------   ----------------


Expenses
Investment advisory fee (see note 3)                                              291,220             11,559
12b-1 fees - Premier Class Shares  (see note 3)                                         -                382
Trustees Fees                                                                       2,239              1,589
Interest Expense                                                                   16,677                  -
                                                                          ----------------   ----------------
Total operating expenses                                                          310,136             13,530
                                                                          ----------------   ----------------
Net Investment Income (Loss)                                                     (402,263)           (26,943)
                                                                          ----------------   ----------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                              (2,430,761)          (256,210)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                    (2,042,903)            20,285
                                                                          ----------------   ----------------
Net realized and unrealized gain (loss) on investment securities               (4,473,664)          (235,925)
                                                                          ----------------   ----------------
                                                                          ----------------   ----------------
Net increase (decrease) in net assets resulting from operations               $(4,875,927)        $ (262,868)
                                                                          ================   ================

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Statement of Changes in Net Assets


                                                                              Year                Year
                                                                              Ended               Ended
                                                                          December 31,        December 31,
                                                                              2001                2000
                                                                         ----------------    ----------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                               $ (402,263)         $ (537,319)
   Net realized gain (loss) on investment securities                          (2,430,761)           (354,274)
   Change in net unrealized appreciation (depreciation)                       (2,042,903)         (3,997,844)
                                                                         ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations            (4,875,927)         (4,889,437)
Distributions to shareholders
   From net realized gain                                                              -                (172)
                                                                         ----------------    ----------------
Share Transactions
   Net proceeds from sale of shares                                            2,000,064          22,820,048
   Shares issued in reinvestment of distributions                                      -                 172
   Shares redeemed                                                            (5,797,234)        (14,924,574)
                                                                         ----------------    ----------------
Net increase (decrease) in net assets resulting
   from share transactions                                                    (3,797,170)          7,895,646
                                                                         ----------------    ----------------
   Total increase (decrease) in net assets                                    (8,673,097)          3,006,037

Net Assets
   Beginning of period                                                        18,965,957          15,959,920
                                                                         ----------------    ----------------

   End of period                                                             $10,292,860         $18,965,957
                                                                         ================    ================

Shares of Capital Stock in the Fund sold and redeemed:
   Shares sold                                                                   108,112             863,158
   Shares issued in reinvestment of distributions                                      -                   7
   Shares repurchased                                                           (343,274)           (611,558)
                                                                         ----------------    ----------------
                                                                         ----------------    ----------------
   Total increase (decrease) of capital stock                                   (235,162)            251,607
                                                                         ----------------    ----------------


See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Statement of Changes in Net Assets

                                                                              Year
                                                                              Ended               May 1, 2000 (a)
                                                                          December 31,           through
                                                                              2001               December 31, 2000
                                                                         ----------------    ---------------------------

Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                $ (26,943)           $ (9,785)
   Net realized gain (loss) on investment securities                            (256,210)            (71,811)
   Change in net unrealized appreciation (depreciation)                           20,285             (91,935)
                                                                         ----------------    ----------------
   Net decrease in net assets resulting from operations                         (262,868)           (173,531)
Share Transactions Net proceeds from sale of shares:
      Elite shares                                                                99,129             836,112
      Premier shares                                                                   -              99,286
   Shares issued in reinvestment of distributions:
      Elite shares                                                                     -                   -
      Premier shares                                                                   -                   -
   Shares redeemed:
      Elite shares                                                                (1,100)            (17,840)
      Premier shares                                                             (52,237)                  -
                                                                         ----------------    ----------------
Net increase (decrease) in net assets resulting
   from share transactions                                                        45,792             917,558
                                                                         ----------------    ----------------
Total increase (decrease) in net assets                                         (217,076)            744,027

Net Assets
   Beginning of year                                                             744,027                   -
                                                                         ----------------    ----------------
   End of year                                                                 $ 526,951           $ 744,027
                                                                         ================    ================

Shares of Capital Stock in the Fund sold and redeemed:
Share Transactions Net proceeds from sale of shares:
      Elite shares                                                                16,545              88,468
      Premier shares                                                                   -              10,209
   Shares redeemed
      Elite shares (b)                                                           (77,223)             (2,088)
      Premier shares                                                             (10,209)                  -
                                                                         ----------------    ----------------
                                                                         ----------------    ----------------
Total increase (decrease) in capital stock                                       (70,887)             96,589
                                                                         ================    ================


(a) May 1, 2000 (commencement of operations) through December 31, 2000
(b) Shares redeemed reflect the effect of a 1 for 4 reverse stock split that occurred on December 20, 2001.

See accompanying notes which are an integral part of the financial statements.

Ariston Convertible Securities Fund
Financial Highlights



                                                Years Ended December 31,
                                           ------------------------------------   -------------  -------------   ------------
                                                   -------------   ------------   -------------  -------------   ------------
                                                       2001           2000          1999 (a)         1998           1997
                                                   -------------   ------------   -------------  -------------   ------------
                                                   -------------   ------------   -------------  -------------   ------------
Selected Per Share Data
Net asset value, beginning of period                    $ 21.31        $ 25.00         $ 15.36        $ 15.08        $ 13.66
                                                   -------------   ------------   -------------  -------------   ------------
                                                   -------------   ------------   -------------  -------------   ------------
Income from investment operations:
   Net investment income (loss)                           (0.52)         (0.58)          (0.11)          0.00           0.11
   Net realized and unrealized gain (loss)
      on investments                                      (5.07)         (3.11)          14.49           0.31           1.68
                                                   -------------   ------------   -------------  -------------   ------------
                                                   -------------   ------------   -------------  -------------   ------------
Total from investment operations                          (5.59)         (3.69)          14.38           0.31           1.79
                                                   -------------   ------------   -------------  -------------   ------------
                                                   -------------   ------------   -------------  -------------   ------------

Less distributions:
   Distributions from net investment income                0.00           0.00            0.00           0.00          (0.11)
   Distributions from net realized gains                   0.00           0.00           (4.74)         (0.03)         (0.26)
                                                   -------------   ------------   -------------  -------------   ------------
                                                   -------------   ------------   -------------  -------------   ------------
Total distributions                                        0.00           0.00           (4.74)         (0.03)         (0.37)
                                                   -------------   ------------   -------------  -------------   ------------
                                                   -------------   ------------   -------------  -------------   ------------
Net asset value, end of period                          $ 15.72        $ 21.31         $ 25.00        $ 15.36        $ 15.08
                                                   =============   ============   =============  =============   ============
                                                   =============   ============   =============  =============   ============

Total Return                                             (26.23)%       (14.76)%        94.61%          2.09%         13.16%

Ratios and Supplemental Data
Net assets, end of period (000)                         $10,293        $18,966         $15,960        $10,385        $10,345
Ratio of expenses to average net assets                   2.37%          2.25%           2.10%          2.32%          2.38%
Ratio of expenses to average net assets
  before reimbursement                                    2.37%          2.28%           2.10%          2.32%          2.38%
Ratio of net investment income to
   average net assets                                     (3.07)%        (2.30)%         (0.59)%        (0.13)%        0.79%
Ratio of net investment income to
   average net assets before reimbursement                (3.07)%        (2.33)%         (5.90)%        (1.30)%        0.79%
Portfolio turnover rate                                  26.17%         47.83%          32.89%         27.79%         30.47%

(a)  See note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Ariston Internet Convertible Fund
Financial Highlights
Elite Shares

                                                                       Year ended         Period ended
                                                                      December 31,        December 31,
                                                                          2001              2000 (a)
                                                                    -----------------   -----------------
Selected Per Share Data
Net asset value, beginning of period                                          $ 7.71             $ 10.00
                                                                    -----------------   -----------------
Income from investment operations:
   Net investment income (loss)                                                (0.27)              (0.13)
   Net realized and unrealized gain (loss)
      on investments                                                           (2.83)              (2.16)
                                                                    -----------------   -----------------
                                                                    -----------------   -----------------
Total from investment operations                                               (3.10)              (2.29)
                                                                    -----------------   -----------------

Less distributions:
   Distributions from net investment income                                     0.00                0.00
   Distributions from net realized gains                                        0.00                0.00
                                                                    -----------------   -----------------
Total distributions                                                             0.00                0.00
                                                                    -----------------   -----------------

Recapitalization resulting from reverse split (Note 2)                         15.89
                                                                    -----------------   -----------------
Net asset value, end of period                                               $ 20.50              $ 7.71
                                                                    =================   =================

Total Return (b)                                                              (33.53)%            (22.90)%

Ratios and Supplemental Data
Net assets, end of period (000)                                                 $527                $666
Ratio of expenses to average net assets (see Note 3)                           2.25%               2.25% (c)
Ratio of net investment income to average net assets                           (4.55)%             (2.06)(c)

Portfolio turnover rate                                                       80.71%              63.90%

(a) May 1, 2000 (commencement of operations) through December 31, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                                  Ariston Funds
                          Notes to Financial Statements
                                December 31, 2001


NOTE 1.  ORGANIZATION

     Ariston Convertible Securities Fund (the "Convertible Securities Fund") and Ariston Internet Convertible Fund (the "Internet Convertible Fund"), (collectively the "Funds"), were organized as diversified series of the AmeriPrime Funds (the "Trust") on February 24, 1999 and February 29, 2000, respectively. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). On April 30, 1999, the Convertible Securities Fund acquired the assets and assumed the liabilities of Lexington Convertible Securities Fund (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on January 20, 1988. The Internet Convertible Fund commenced operations May 1, 2000. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board of Trustees has authorized that shares of the Internet Convertible Fund may be offered in two classes: Premier Shares and Elite Shares. The Board of Trustees determined to close the Premier Share class and as of December 31, 2001 there were no Premier Shares outstanding. The investment objective of each Fund is total return. The Funds' advisor is Ariston Capital Management Corporation (the "Advisor").



NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuations - Common stocks, which are traded on any exchange, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review and oversight of the Board of the Trust.

     All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when market quotations are not readily available, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


     Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carry forwards for the Convertible Securities Fund are $2,785,035; $354,274 expiring in 2008 and $2,430,761 expiring in 2009. Capital loss carry forwards for the Internet Convertible Securities Fund are $328,021; $71,811 expiring in 2008 and $256,210 expiring in 2009.

                                  Ariston Funds
                          Notes to Financial Statements
                             December 31 - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. On December 20, 2001 the Elite Share Class of the Internet Convertible Fund had a one for four reverse stock split. The result of this split was that shares held on record date were reduced to one quarter of the original amount and the share price of the Elite Share Class was increased by $15.89 per share.

     Securities Transactions & Investment Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Convertible securities that are purchased at substantial premiums may cause the aggregate amortization of premium to exceed interest income and the aggregate accretion of discount at levels that may cause the Funds to recognize negative income.

   Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital for both the Convertible Securities Fund and the Internet Convertible Fund.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds retain Ariston Capital Management Corporation (the "Advisor") to manage each Fund's investments. The Advisor was founded in 1977. Richard B. Russell, President and controlling shareholder of the Advisor, is primarily responsible for the day-to-day management of each Fund's portfolio.

    Under the terms of each Fund's management agreement (the "Agreements"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, the Convertible Securities Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less 12b-1 expenses and fees and expenses of the non-interested person Trustees. The Internet Convertible Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less fees and expenses of the non-interested person Trustees. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor. For the year ended December 31, 2001, the Advisor received fees of $291,220 from the Convertible Securities Fund. For the year ended December 31, 2001, the Advisor received fees of $11,559 from the Internet Convertible Fund.

    Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Convertible Securities Fund permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenses of the Convertible Securities Fund were not affected by the 12b-1 Plan because the Fund's Advisor has not activated the Plan. The Plan for the Internet Convertible Securities Fund was active for the period January 1, 2001 through December 10, 2001 at a rate of 0.70% of the average value of the daily net assets of the Premier Class of Shares. For the period January 1, 2001 through December 10, 2001 12b-1 fees in the amount of $382 were accrued in the Premier Class of Shares. Upon liquidation of the Premier share class, The Board of Trustees deactivated the Plan when it determined to close the Premier Share Class.

                                  Ariston Funds
                          Notes to Financial Statements
                          December 31, 2001 - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Funds retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Funds' business affairs and provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the management agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

      The Funds retained Unified Financial Securities, Inc. to act as the principal distributor of their shares. There were no payments made to the distributor during the year ended December 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     Convertible Securities Fund. For the year ended December 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $3,514,919 and $9,236,730, respectively. As of December 31, 2001, the gross unrealized appreciation for all securities totaled $3,901,064 and the gross unrealized depreciation for all securities totaled $921,164 for a net unrealized appreciation of $2,979,900. The aggregate cost of securities for federal income tax purposes at December 31, 2001 was $7,310,792. There is no difference between book basis and tax basis unrealized appreciation that would be primarily attributable to the tax deferral of losses on wash sales.

     Internet Convertible Fund. For the year ended December 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $541,869 and $457,827, respectively. As of December 31, 2001, the gross unrealized appreciation for all securities totaled $37,224 and the gross unrealized depreciation for all securities totaled $108,874 for a net unrealized depreciation of $71,650. The aggregate cost of securities for federal income tax purposes at December 31, 2001 was $596,218. There is no difference between book basis and tax basis unrealized appreciation that would be primarily attributable to the tax deferral of losses on wash sales.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2001, Charles Schwab & Co., Inc. held for the benefit of others, in aggregate, approximately 28% of the Convertible Securities Fund.

                      Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             16
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                      None
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
-------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             16
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------

Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


                                                                                              Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee

--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 34
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee             Secretary since 1995
Southlake, Texas  76092
Year of Birth:  1958
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer and        Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief Financial         since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
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* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor.

** As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-888-387-2273.
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